Trade accounts and other receivables from unrelated parties (Tables)	12 Months Ended
Dec. 31, 2022
Trade accounts and other receivables from unrelated parties
Summary of trade accounts and other receivables from unrelated parties

Trade accounts and other receivables from unrelated parties
in € THOUS
	December 31,		December 31,
	2022		2021
		thereof credit-		thereof credit-
		impaired (1)		impaired (1)
Trade accounts and other receivables, gross	3,742,951	378,831	3,572,990	423,113
thereof finance lease receivables	72,853	—	64,224	—
less expected credit losses	(168,681)	(124,081)	(163,929)	(130,790)
Trade accounts and other receivables	3,574,270	254,750	3,409,061	292,323
(1)	Trade accounts receivable balances are credit-impaired when one or more events have occurred that have a detrimental impact on the estimated future cash flows of the receivable balance (e.g. overdue by more than one year, etc.).

Summary of the development of expected credit losses from unrelated parties

Development of expected credit losses for doubtful accounts from unrelated parties in THOUS €
	2022	2021	2020

Expected credit losses as of January 1	163,929	142,372	141,358
Change in valuation allowances as recorded in the consolidated statements of income	42,470	44,374	28,302
Write-offs and recoveries of amounts previously written-off	(36,180)	(21,622)	(14,213)
Foreign currency translation	(1,538)	(1,195)	(13,075)
Expected credit losses as of December 31	168,681	163,929	142,372

Summary of the aging analysis of trade accounts and other receivables from unrelated parties and the expected credit losses

The following tables show the aging analysis of trade accounts and other receivables from unrelated parties and expected credit losses as of December 31, 2022 and as of December 31, 2021:

Aging analysis of trade accounts and other receivables from unrelated parties 2022 in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	2,143,985	831,384	254,570	246,497	266,515	3,742,951
less expected credit losses	(23,709)	(8,666)	(5,314)	(11,409)	(119,583)	(168,681)
Trade accounts and other receivables, net	2,120,276	822,718	249,256	235,088	146,932	3,574,270

Aging analysis of trade accounts and other receivables from unrelated parties 2021 in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	2,042,024	834,638	206,903	205,436	283,989	3,572,990
less expected credit losses	(12,233)	(5,911)	(4,133)	(12,266)	(129,386)	(163,929)
Trade accounts and other receivables, net	2,029,791	828,727	202,770	193,170	154,603	3,409,061